UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

______________________________________________

Lattice STRATEGIES TRUST

____________________________________________________________________________

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor

San Francisco, California 94104

____________________________________________________________________________

(Address of principal executive offices)(Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

Kathleen H. Moriaty, Esq.

Kaye Scholer LLP

250 West 55th Street

New York, NY 10019

____________________________________________________________________________

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

Lattice Developed Markets (ex-US) Strategy ETF

SCHEDULE OF INVESTMENTS

December 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.6%)
Australia — (9.3%)
Adelaide Brighton Ltd. (a)	25,364	$87,655
AGL Energy Ltd.	6,126	80,582
Amcor Ltd.	10,090	98,663
Ansell Ltd.	5,563	86,735
AusNet Services (a)	23,253	25,123
Australia & New Zealand Banking Group Ltd.	5,484	111,437
BHP Billiton Ltd.	6,043	78,523
BHP Billiton PLC	2,041	22,863
Brambles Ltd.	15,606	131,367
Caltex Australia Ltd.	669	18,350
CIMIC Group Ltd. (a)	3,761	66,492
Coca-Cola Amatil Ltd.	9,251	62,594
Cochlear Ltd.	276	19,193
CSL Ltd.	1,112	85,200
Dexus Property Group	12,795	69,818
Fortescue Metals Group Ltd. (a)	6,601	8,981
GPT Group (The)	23,344	81,183
Harvey Norman Holdings Ltd. (a)	7,209	21,924
Incitec Pivot Ltd.	157	452
Insurance Australia Group Ltd. (a)	30,135	121,901
Lend Lease Group	6,146	63,764
Macquarie Group Ltd.	1,182	71,179
Mirvac Group	42,631	61,412
Orica Ltd. (a)	11,392	128,468
Primary Health Care Ltd. (a)	33,803	57,549
QBE Insurance Group Ltd.	8,866	81,211
Sonic Healthcare Ltd.	6,059	78,775
Star Entertainment Grp Ltd. (The)	13,295	49,138
Stockland (a)	4,344	12,958
Tabcorp Holdings Ltd.	24,564	84,175
Telstra Corp. Ltd.	25,152	102,659
Vicinity Centres (a)	72,004	146,682
Wesfarmers Ltd.	3,553	107,561
Westfield Corp.	1,344	9,299
Woodside Petroleum Ltd.	8,852	184,965
Woolworths Ltd. (a)	7,409	132,065
		2,650,896
Austria — (1.4%)
Oesterreichische Post AG	2,686	98,126
OMV AG	1,750	49,674
UNIQA Insurance Group AG	23,324	190,660
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,558	42,802
voestalpine AG	677	20,845
		402,107
Belgium — (2.3%)
Ackermans & van Haaren NV	165	24,251
Ageas	2,080	96,707
Cie d'Entreprises CFE	805	95,405
Colruyt SA	821	42,314

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

Belgium — (Continued)	Shares	Value
Delhaize Group	1,289	$125,727
Elia System Operator SA	923	42,944
Groupe Bruxelles Lambert SA	769	65,852
Proximus	3,891	126,804
Sofina SA	264	29,653
Umicore SA	71	2,982
		652,639
Bermuda — (0.5%)
HAL Trust	532	95,246
Hiscox Ltd.	3,537	54,947
		150,193
Britain — (12.1%)
Aggreko PLC	1,272	17,136
Amlin PLC	12,203	119,337
AstraZeneca PLC	593	40,349
Bellway PLC	131	5,476
Berendsen PLC	6,407	101,893
Berkeley Group Holdings PLC	80	4,349
Betfair Group PLC	2,114	121,517
Booker Group PLC	7,362	19,694
BP PLC	8,957	46,734
British American Tobacco PLC	344	19,120
British Land Co. PLC (The)	3,481	40,327
Britvic PLC	4,417	47,362
BT Group PLC	10,393	72,256
Centrica PLC	44,980	144,592
Compass Group PLC	485	8,399
Croda International PLC	367	16,455
Dunelm Group PLC	4,112	57,152
Fiat Chrysler Automobiles NV (b)	10,905	153,052
GlaxoSmithKline PLC	7,297	147,667
Home Retail Group PLC (a)	26,221	38,473
HSBC Holdings PLC	14,616	115,511
Imperial Tobacco Group PLC	2,555	135,061
International Consolidated Airlines Group SA	5,474	49,256
J Sainsbury PLC (a)	22,673	86,485
John Wood Group PLC	4,330	39,090
Kingfisher PLC	18,596	90,311
Land Securities Group PLC	3,723	64,586
Legal & General Group PLC	41,039	161,985
Marks & Spencer Group PLC	11,269	75,141
Micro Focus International PLC	4,060	95,445
National Grid PLC	8,064	111,427
Next PLC	902	96,917
Old Mutual PLC	19,398	51,149
Pearson PLC	121	1,313
Petrofac Ltd.	1,235	14,489
Redrow PLC	958	6,638
RELX NV	3,260	55,032
RELX PLC	304	5,363

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Britain — (Continued)
Rentokil Initial PLC	4,696	$11,026
Rexam PLC	1,921	17,116
RPC Group PLC	2,780	34,132
Sage Group PLC (The)	5,730	50,968
Segro PLC	4,176	26,430
Severn Trent PLC	631	20,247
Shaftesbury PLC	5,124	69,065
Sky PLC	6,281	102,944
Smith & Nephew PLC	2,063	36,731
SSE PLC	7,493	168,751
Stagecoach Group PLC	10,923	47,703
Standard Life PLC	5,668	32,556
Subsea 7 SA (a)(b)	2,744	19,546
TalkTalk Telecom Group PLC (a)	9,337	29,918
Unilever NV	906	39,471
Vodafone Group PLC	37,441	121,957
WH Smith PLC	433	11,290
William Hill PLC	9,982	58,261
WM Morrison Supermarkets PLC (a)	26,808	58,557
		3,433,208
Canada — (10.4%)
Agrium, Inc. (a)	537	47,808
Air Canada (a)(b)	15,045	110,582
Alimentation Couche-Tard, Inc.	3,966	173,903
Bank of Montreal	2,716	152,664
Bank of Nova Scotia (The)	100	4,029
BCE, Inc. (a)	2,756	106,066
Brookfield Asset Management, Inc.	727	22,845
Canadian Apartment Properties REIT	5,749	111,081
Canadian Imperial Bank of Commerce (a)	1,845	121,118
Canadian Tire Corp. Ltd.	500	42,531
CCL Industries, Inc.	626	101,113
CGI Group, Inc. (b)	46	1,835
Cineplex, Inc.	917	31,390
Cominar Real Estate Investment Trust	2,807	29,725
Dollarama, Inc.	1,203	69,230
Dream Office Real Estate Investment Trust	152	1,901
Emera, Inc.	712	22,158
Empire Co. Ltd.	5,499	101,896
Enbridge Income Fund Holdings, Inc. (a)	656	13,237
Fairfax Financial Holdings Ltd.	48	22,699
Finning International, Inc.	800	10,758
Genworth MI Canada, Inc. (a)	4,250	81,384
George Weston Ltd.	1,301	100,158
Great-West Lifeco, Inc.	2,873	71,417
Husky Energy, Inc.	92	946
Imperial Oil Ltd.	586	19,017
Industrial Alliance Insurance & Financial Services, Inc.	3,419	108,617
Intact Financial Corp.	686	43,794
Linamar Corp.	130	6,994
Loblaw Cos. Ltd.	1,351	63,548
Magna International, Inc.	3,025	122,211

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Canada — (Continued)
Manulife Financial Corp.	9,884	$147,573
Metro, Inc.	4,459	124,355
National Bank of Canada	1,500	43,528
Potash Corp. of Saskatchewan, Inc.	562	9,588
Power Corp. of Canada	7,606	158,461
Power Financial Corp. (a)	2,857	65,424
Progressive Waste Solutions Ltd.	866	20,324
Rogers Communications, Inc.	2,701	92,788
Shaw Communications, Inc. (a)	508	8,704
Smart Real Estate Investment Trust	664	14,431
Stantec, Inc.	1,501	37,085
Sun Life Financial, Inc.	3,294	102,322
TELUS Corp.	3,144	86,595
WestJet Airlines Ltd.	8,386	122,310
		2,950,143
China — (0.3%)
FIH Mobile Ltd.	48,000	18,333
Yangzijiang Shipbuilding Holdings Ltd.	103,500	80,252
		98,585
Denmark — (1.0%)
AP Moeller - Maersk A/S	51	66,629
Carlsberg A/S	572	50,999
Coloplast A/S	67	5,432
Novo Nordisk A/S	1,639	95,408
Pandora A/S	130	16,501
TDC A/S	3,241	16,224
William Demant Holding A/S (b)	237	22,666
		273,859
Finland — (0.7%)
Elisa Oyj	3,209	121,276
Fortum Oyj	1,668	25,222
Kesko Oyj	7	246
Orion Oyj	1,938	67,305
		214,049
France — (6.3%)
Aeroports de Paris	141	16,420
Air Liquide SA	246	27,698
Airbus Group SE	757	50,984
Atos SE	463	38,954
AXA SA	3,466	94,994
BioMerieux	620	74,018
Cap Gemini SA	258	23,991
Christian Dior SE	441	75,092
Cie Generale des Etablissements Michelin	1,021	97,491
CNP Assurances	10,444	141,136
Danone SA	270	18,267
Dassault Systemes	225	18,031
Electricite de France SA	727	10,721

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
France — (Continued)
Essilor International SA	188	$23,496
Euler Hermes Group	450	43,306
Eutelsat Communications SA	1,212	36,338
Hermes International	104	35,220
Ipsen SA	1,259	83,427
Legrand SA	369	20,924
Orange SA	954	16,047
Peugeot SA (b)	3,653	64,305
Rexel SA	1,061	14,153
Rubis SCA	1,008	76,573
SCOR SE	5,337	200,075
SEB SA	784	80,567
Societe BIC SA	319	52,551
Sodexo SA	622	60,906
Suez Environnement Co.	1,830	34,312
Technicolor SA	1,219	9,905
Technip SA	119	5,912
Thales SA	1,318	98,933
TOTAL SA	1,351	60,560
Valeo SA	237	36,700
Veolia Environnement SA	1,807	42,920
		1,784,927
Germany — (4.9%)
Allianz SE	878	155,989
Aurubis AG	1,146	58,479
Brenntag AG	197	10,332
Deutsche Post AG	855	24,107
Deutsche Telekom AG	1,391	25,219
E.ON SE	2,583	25,060
Freenet AG	842	28,643
Fresenius Medical Care AG & Co. KGaA	1,933	163,219
Fresenius SE & Co. KGaA	1,645	117,886
Hannover Rueck SE (a)	1,796	206,123
HUGO BOSS AG	126	10,484
K+S AG	1,646	42,234
Kabel Deutschland Holding AG	313	38,812
Krones AG	384	46,010
Linde AG	102	14,836
Merck KGaA	445	43,298
METRO AG	186	5,973
Muenchener Rueckversicherungs-Gesellschaft AG	994	199,274
Rational AG (a)	19	8,667
RWE AG	8,549	108,748
Sartorius AG	88	22,986
Siemens AG	386	37,688
Suedzucker AG	319	6,355
		1,400,422
Hong Kong — (5.4%)
Bank of East Asia Ltd. (The)	32,800	122,098
BOC Hong Kong Holdings Ltd.	11,000	33,638

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Hong Kong — (Continued)
Brightoil Petroleum Holdings Ltd.	30,000	$10,064
Champion REIT	210,000	105,134
CP Pokphand Co. Ltd.	1,130,000	119,559
Dah Sing Banking Group Ltd.	5,600	9,914
Dah Sing Financial Holdings Ltd.	6,800	33,999
Dairy Farm International Holdings Ltd. (a)	3,500	21,280
Haitong International Securities Group Ltd.	138,000	84,935
Hang Lung Properties Ltd.	20,000	45,522
Hang Seng Bank Ltd.	1,800	34,257
Henderson Land Development Co. Ltd.	2,600	15,935
Hong Kong Exchanges and Clearing Ltd.	5,000	128,062
Hongkong Land Holdings Ltd.	8,200	57,400
Hui Xian Real Estate Investment Trust	220,000	112,819
Kerry Properties Ltd.	28,000	76,411
Lifestyle International Holdings Ltd.	10,000	13,368
Link REIT	6,000	35,922
New World Development Co. Ltd.	44,000	43,488
Pacific Textiles Holdings Ltd.	41,000	63,271
PCCW Ltd.	27,000	15,851
SJM Holdings Ltd.	129,000	92,046
SmarTone Telecommunications Holdings Ltd.	26,000	39,586
Swire Pacific Ltd.	2,500	28,129
Television Broadcasts Ltd.	10,800	44,523
VTech Holdings Ltd.	7,100	73,610
Wheelock & Co. Ltd.	8,000	33,703
Yue Yuen Industrial Holdings Ltd.	12,000	40,799
		1,535,323
Ireland — (1.8%)
DCC PLC	1,896	158,169
ICON PLC (b)	1,242	96,503
Paddy Power PLC	1,111	148,567
Ryanair Holdings PLC	1,060	91,648
Shire PLC	201	13,918
		508,805
Israel — (2.8%)
Bank Hapoalim BM	25,720	132,862
Bank Leumi Le-Israel BM (b)	50,772	176,154
Bezeq The Israeli Telecommunication Corp. Ltd.	82,775	182,311
Elbit Systems Ltd.	872	76,823
Mizrahi Tefahot Bank Ltd.	8,791	105,057
Taro Pharmaceutical Industries Ltd. (b)	479	74,029
Teva Pharmaceutical Industries Ltd.	825	53,960
		801,196
Italy — (1.4%)
Assicurazioni Generali SpA	1,146	21,064
Eni SpA	4,777	71,612
EXOR SpA	2,349	107,402
Recordati SpA	5,141	134,534
Snam SpA	5,681	29,807

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Italy — (Continued)
UnipolSai SpA	17,498	$44,859
		409,278
Japan — (19.5%)
Aeon Co. Ltd.	8,200	127,334
Aisin Seiki Co. Ltd. (a)	1,300	56,627
Ajinomoto Co., Inc.	2,000	47,874
Alfresa Holdings Corp. (a)	1,800	35,987
Asahi Kasei Corp.	12,000	82,088
Bandai Namco Holdings, Inc.	2,100	44,760
Benesse Holdings, Inc. (a)	800	23,210
Bic Camera, Inc. (a)	14,500	125,479
Bridgestone Corp.	500	17,349
Canon Marketing Japan, Inc. (a)	7,700	121,362
Canon, Inc.	4,000	122,200
Chiba Bank Ltd. (The)	2,000	14,365
COMSYS Holdings Corp.	1,100	15,627
CyberAgent, Inc.	1,600	66,902
Dai-ichi Life Insurance Co. Ltd. (The) (a)	7,500	126,876
Daihatsu Motor Co. Ltd. (a)	6,300	85,941
Daiichi Sankyo Co. Ltd.	3,900	81,391
FamilyMart Co. Ltd. (a)	3,500	164,097
FANUC Corp.	100	17,524
Fuji Heavy Industries Ltd.	2,100	87,757
FUJIFILM Holdings Corp.	1,200	50,675
Fujitsu Ltd.	13,000	65,586
H2O Retailing Corp.	1,000	19,743
Hakuhodo DY Holdings, Inc.	5,100	55,920
Hikari Tsushin, Inc. (a)	400	27,433
HIS Co. Ltd.	700	23,654
Hitachi High-Technologies Corp.	2,300	62,904
Hitachi Transport System Ltd.	6,000	105,840
Hoya Corp.	600	24,844
Ito En Ltd. (a)	2,500	64,841
ITOCHU Corp.	3,700	44,353
Itochu Techno-Solutions Corp.	4,600	92,616
Izumi Co. Ltd.	700	27,408
Japan Aviation Electronics Industry Ltd.	3,000	43,792
Japan Tobacco, Inc. (a)	700	26,017
Kaken Pharmaceutical Co. Ltd.	400	27,632
KDDI Corp. (a)	3,000	78,657
Kewpie Corp.	1,900	47,383
Kinden Corp.	1,800	23,193
Konica Minolta, Inc.	700	7,111
Kose Corp. (a)	900	84,318
Lawson, Inc.	900	73,694
Lion Corp.	3,000	28,530
Mazda Motor Corp. (a)	1,900	39,865
Medipal Holdings Corp.	5,000	86,205
MEIJI Holdings Co. Ltd.	400	33,418
Mitsubishi Electric Corp.	3,000	31,984
Mitsubishi Motors Corp. (a)	5,900	50,517
Mixi, Inc.	700	26,477

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Japan — (Continued)
MS&AD Insurance Group Holdings, Inc.	3,700	$109,805
Murata Manufacturing Co. Ltd. (a)	300	43,817
Nichirei Corp. (a)	2,000	14,930
Nihon Kohden Corp. (a)	600	14,664
Nippo Corp.	4,000	65,572
Nippon Telegraph & Telephone Corp.	2,900	116,583
Nissan Motor Co. Ltd.	4,500	47,864
Nitori Holdings Co. Ltd. (a)	500	42,520
Nitto Denko Corp. (a)	700	51,859
NOK Corp.	1,100	26,134
NS Solutions Corp.	1,400	32,237
NTT DOCOMO, Inc.	4,400	90,857
Oriental Land Co. Ltd.	100	6,099
Otsuka Corp.	1,300	64,408
Otsuka Holdings Co. Ltd.	5,200	186,611
Panasonic Corp. (a)	10,700	110,340
Pola Orbis Holdings, Inc.	200	13,334
Rohto Pharmaceutical Co. Ltd.	500	10,067
Ryohin Keikaku Co. Ltd. (a)	400	81,932
Sekisui Chemical Co. Ltd.	700	9,258
Sekisui House Ltd.	2,400	40,830
Seven & i Holdings Co. Ltd.	400	18,455
Shimamura Co. Ltd. (a)	1,100	130,396
Shiseido Co. Ltd. (a)	400	8,409
Sompo Japan Nipponkoa Holdings, Inc.	600	20,006
Sony Corp.	3,100	77,361
Sugi Holdings Co. Ltd. (a)	1,000	55,696
Sumitomo Forestry Co. Ltd.	4,000	54,632
Sumitomo Heavy Industries Ltd.	4,000	18,222
Sumitomo Mitsui Financial Group, Inc.	3,700	141,670
Sundrug Co. Ltd.	1,000	65,007
Suzuken Co. Ltd.	1,400	53,826
T&D Holdings, Inc. (a)	5,500	73,565
Toho Gas Co. Ltd. (a)	12,000	78,307
Tokai Rika Co. Ltd. (a)	2,700	67,559
Tokio Marine Holdings, Inc.	1,700	66,590
Tokyo Gas Co. Ltd.	12,000	56,940
Toyo Suisan Kaisha Ltd.	1,500	52,745
Toyoda Gosei Co. Ltd.	100	2,301
Toyota Boshoku Corp. (a)	4,000	81,599
Tsuruha Holdings, Inc.	900	78,632
Ube Industries Ltd. (a)	37,000	79,047
West Japan Railway Co.	600	41,867
Yamada Denki Co. Ltd.	2,500	10,869

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Japan — (Continued)
Yamazaki Baking Co. Ltd. (a)	8,000	$181,886
		5,534,668
Jersey — (0.7%)
Phoenix Group Holdings	15,492	209,385
		209,385
Luxembourg — (0.3%)
Millicom International Cellular SA	599	34,566
SES SA	1,481	41,146
		75,712
Netherlands — (2.5%)
Aegon NV	21,932	124,603
AerCap Holdings NV (b)	2,100	90,636
Akzo Nobel NV	174	11,659
Boskalis Westminster	1,141	46,641
Delta Lloyd NV (a)	6,257	37,010
Heineken Holding NV	868	66,946
Koninklijke Ahold NV	10,362	219,215
Koninklijke DSM NV	99	4,977
Randstad Holding NV	231	14,436
Royal Dutch Shell PLC	3,808	86,603
		702,726
New Zealand — (2.4%)
Air New Zealand Ltd.	138,145	279,466
Contact Energy Ltd.	6,818	22,125
Fisher & Paykel Healthcare Corp. Ltd.	28,508	173,698
Fletcher Building Ltd.	16,829	84,680
Spark New Zealand Ltd.	53,944	121,869
		681,838
Norway — (1.6%)
Leroy Seafood Group ASA	1,569	58,496
Norsk Hydro ASA	3,417	12,790
Salmar ASA	6,197	108,518
Statoil ASA	8,063	112,683
Telenor ASA	2,525	42,305
TGS Nopec Geophysical Co. ASA (a)	632	10,096
Yara International ASA	2,711	117,275
		462,163
Portugal — (0.3%)
EDP - Energias de Portugal SA	11,194	40,383
Jeronimo Martins SGPS SA	2,783	36,263
Portucel SA	3,539	13,825
		90,471
Singapore — (2.8%)
CapitaLand Commercial Trust Ltd.	1,400	1,332

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Singapore — (Continued)
CapitaLand Mall Trust	33,000	$44,895
ComfortDelGro Corp. Ltd. (a)	40,500	87,072
DBS Group Holdings Ltd.	7,900	92,941
Keppel Corp. Ltd. (a)	2,300	10,555
Keppel REIT (a)	32,900	21,568
M1 Ltd. (a)	5,500	10,545
Mapletree Commercial Trust	25,400	23,276
Mapletree Industrial Trust (a)	102,900	110,251
Oversea-Chinese Banking Corp. Ltd. (a)	10,912	67,688
SATS Ltd.	42,000	113,686
Singapore Airlines Ltd.	16,600	131,054
StarHub Ltd. (a)	17,900	46,685
United Overseas Bank Ltd.	2,100	29,028
Wilmar International Ltd. (a)	4,700	9,740
		800,316
Spain — (1.3%)
Almirall SA	6,381	129,137
Amadeus IT Holding SA	945	41,765
Distribuidora Internacional de Alimentacion SA (a)(b)	10,269	60,729
Ebro Foods SA	855	16,862
Endesa SA	3,175	63,893
Gas Natural SDG SA	126	2,575
Prosegur Cia de Seguridad SA	152	702
Red Electrica Corp. SA	205	17,172
Viscofan SA	555	33,545
		366,380
Sweden — (1.6%)
Axfood AB	6,092	106,079
Electrolux AB	1,153	28,064
Hennes & Mauritz AB	898	32,179
ICA Gruppen AB	752	27,420
Investor AB	662	24,546
Securitas AB	2,442	37,656
Skandinaviska Enskilda Banken AB	2,529	26,818
Tele2 AB	6,766	68,016
Telefonaktiebolaget LM Ericsson	643	6,277
TeliaSonera AB	16,910	84,624
		441,679
Switzerland — (5.9%)
ABB Ltd. (b)	2,626	47,116
Actelion Ltd. (b)	280	39,049
Adecco SA (b)	344	23,678
Baloise Holding AG	494	62,971
Banque Cantonale Vaudoise	72	45,782
DKSH Holding AG (a)(b)	222	14,050
Flughafen Zuerich AG	43	32,368
Givaudan SA (b)	26	47,351
Helvetia Holding AG	382	215,996
Julius Baer Group Ltd. (b)	988	48,028

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

	Shares	Value
Switzerland — (Continued)
Kuehne + Nagel International AG	387	$53,275
Nestle SA	1,103	82,147
Novartis AG	768	66,596
Panalpina Welttransport Holding AG (a)	235	26,411
Pargesa Holding SA	37	2,347
Roche Holding AG	218	60,195
Schindler Holding AG	313	52,532
SGS SA	3	5,727
Swiss Life Holding AG (b)	878	237,963
Swiss Prime Site AG (b)	375	29,408
Swiss Re AG	2,220	217,675
Swisscom AG	238	119,594
Syngenta AG	265	103,856
Wolseley PLC	778	42,325
		1,676,440
United States — (0.1%)
Carnival PLC	338	19,260
		19,260
TOTAL COMMON STOCKS		28,326,668

LIMITED PARTNERSHIP — (0.1%)
Israel — (0.1%)
Isramco Negev 2 LP	117,079	20,220
		20,220
TOTAL LIMITED PARTNERSHIPS		20,220

MUTUAL FUNDS — (0.1%)
Switzerland — (0.1%)
BB Biotech AG (b)	50	14,598
		14,598
TOTAL MUTUAL FUNDS		14,598

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.8%) (Cost $28,223,727)		28,361,486
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (10.5%) (Cost $2,985,138)
State Street Navigator Securities Lending Prime Portfolio, 0.31%	2,985,138	2,985,138

TOTAL INVESTMENTS — (110.3%) (Cost $31,208,865)		31,346,624
OTHER ASSETS & LIABILITIES — (-10.3%)		(2,915,723)

NET ASSETS — (100.0%)		$28,430,901

(a) Represents entire or partial securities on loan. See Note 7 for securities lending information.

(b) Non-income producing security.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$2,985,138	$2,985,138
Total Borrowings	$2,985,138	$2,985,138
Gross amount of recognized liabilities for securities lending transactions		$2,985,138

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

SCHEDULE OF INVESTMENTS

December 31, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.9%)
Brazil — (3.8%)
Ambev SA	21,121	$95,295
Banco Bradesco SA	9,370	45,663
Banco do Brasil SA	15,021	55,964
BB Seguridade Participacoes SA	483	2,970
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,531	20,730
BRF SA	3,393	47,513
CCR SA	3,941	12,502
Cielo SA	4,681	39,743
Embraer SA	14,983	114,335
Itau Unibanco Holding SA	13,130	87,384
JBS SA	23,950	74,763
Kroton Educacional SA	9,448	22,759
Petroleo Brasileiro SA (a)	21,652	36,668
Tim Participacoes SA	28,590	49,574
Ultrapar Participacoes SA	2,209	33,753
		739,616
Chile — (5.8%)
Aguas Andinas SA	230,588	118,314
Banco de Credito e Inversiones	2,462	92,872
Banco Santander Chile	4,329	76,364
Cencosud SA	42,151	84,171
Cia Cervecerias Unidas SA	4,370	94,654
Colbun SA	60,437	14,431
Corpbanca SA	11,082,114	89,114
Empresa Nacional de Electricidad SA	76,681	95,079
Empresas CMPC SA	35,850	77,351
Empresas COPEC SA	7,141	61,304
Enersis SA	12,652	153,722
SACI Falabella	19,409	123,696
Sociedad Matriz del Banco de Chile SA	120,041	31,963
		1,113,035
China — (7.6%)
Agricultural Bank of China Ltd. H Shares	79,000	32,313
Baidu, Inc. ADR (a)	459	86,769
Bank of China Ltd. H Shares	270,000	120,540
Bank of Communications Co. Ltd. H Shares	182,000	128,220
China Construction Bank Corp. H Shares	292,000	200,063
China Everbright Bank Co. Ltd. H Shares	98,000	47,671
China Life Insurance Co. Ltd. H Shares	21,000	67,876
China Merchants Bank Co. Ltd. H Shares	26,500	62,573
China Minsheng Banking Corp. Ltd. H Shares	62,500	61,934
China Pacific Insurance Group Co. Ltd. H Shares	14,800	60,918
China Petroleum & Chemical Corp. H Shares	106,000	64,009
China Vanke Co. Ltd. H Shares	22,200	65,596
CITIC Securities Co. Ltd. H Shares	16,000	37,408
Haitong Securities Co. Ltd. H Shares	9,600	16,970
Industrial & Commercial Bank of China Ltd. H Shares	231,000	139,492
PetroChina Co. Ltd. H Shares	96,000	62,925
Ping An Insurance Group Co. of China Ltd. H Shares	14,000	77,676

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
China — (Continued)
Tencent Holdings Ltd.	6,700	$131,836
		1,464,789
Colombia — (4.6%)
Almacenes Exito SA	17,420	74,081
Banco Davivienda SA	15,122	103,846
Bancolombia SA	15,789	104,348
Corp. Financiera Colombiana SA (a)	59	656
Corp. Financiera Colombiana SA	10,658	130,535
Ecopetrol SA	241,931	84,594
Grupo Argos SA	6,812	34,763
Grupo de Inversiones Suramericana SA	6,079	68,364
Grupo Nutresa SA	20,593	146,736
Isagen SA ESP	122,633	131,344
		879,267
India — (6.3%)
Axis Bank Ltd.	2,583	86,918
HDFC Bank Ltd.	1,899	116,979
ICICI Bank Ltd.	10,398	81,416
Infosys Ltd. (b)	9,540	159,795
Larsen & Toubro Ltd.	1,508	29,255
Mahindra & Mahindra Ltd.	3,610	69,312
Reliance Industries Ltd. (c)	6,466	197,860
State Bank of India	4,312	145,530
Tata Motors Ltd. (a)	5,987	176,437
Wipro Ltd. (b)	12,280	141,711
		1,205,213
Indonesia — (6.3%)
Adaro Energy Tbk PT	69,100	2,582
Astra International Tbk PT	211,300	91,970
Bank Central Asia Tbk PT	102,500	98,894
Bank Mandiri Persero Tbk PT	125,900	84,481
Bank Negara Indonesia Persero Tbk PT	249,800	90,425
Bank Rakyat Indonesia Persero Tbk PT	154,600	128,132
Bumi Serpong Damai Tbk PT	217,200	28,361
Indocement Tunggal Prakarsa Tbk PT	70,100	113,528
Indofood Sukses Makmur Tbk PT	92,100	34,575
Kalbe Farma Tbk PT	389,000	37,249
Lippo Karawaci Tbk PT	52,800	3,964
Matahari Department Store Tbk PT	33,100	42,260
Media Nusantara Citra Tbk PT	132,200	17,790
Perusahaan Gas Negara Persero Tbk PT	351,200	69,934
Semen Indonesia Persero Tbk PT	78,000	64,505
Surya Citra Media Tbk PT	15,900	3,576
Telekomunikasi Indonesia Persero Tbk PT	829,100	186,750
United Tractors Tbk PT	91,300	112,262

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Indonesia — (Continued)
XL Axiata Tbk PT (a)	25,000	$6,620
		1,217,858
Malaysia — (8.4%)
AMMB Holdings Bhd	72,100	76,071
Axiata Group Bhd	62,200	92,862
British American Tobacco Malaysia Bhd	7,300	95,350
CIMB Group Holdings Bhd	104,900	110,923
DiGi.Com Bhd	63,200	79,488
Gamuda Bhd	12,200	13,241
Genting Bhd	7,300	12,480
Genting Malaysia Bhd	46,200	47,131
Hong Leong Bank Bhd	4,988	15,614
IJM Corp. Bhd	86,300	67,938
IOI Corp. Bhd	51,100	53,082
Kuala Lumpur Kepong Bhd	2,200	11,724
Malayan Banking Bhd	95,100	186,058
Maxis Bhd	46,200	73,171
MISC Bhd	23,800	51,940
Petronas Chemicals Group Bhd	62,900	106,506
Public Bank Bhd	29,100	125,523
RHB Capital Bhd	37,100	48,994
Sime Darby Bhd	34,100	61,552
Telekom Malaysia Bhd	26,100	41,215
Tenaga Nasional Bhd	50,400	156,359
UMW Holdings Bhd	33,500	61,406
YTL Corp. Bhd	84,300	30,826
		1,619,454
Mexico — (5.6%)
Alfa SAB de CV	33,260	65,668
America Movil SAB de CV (b)	224,886	157,813
Arca Continental SAB de CV	15,221	92,254
Coca-Cola Femsa SAB de CV	6,000	43,043
Fibra Uno Administracion SA de CV	29,914	65,800
Gruma SAB de CV	7,521	105,274
Grupo Bimbo SAB de CV (a)(b)	21,421	56,991
Grupo Financiero Banorte SAB de CV (b)	14,910	82,004
Grupo Financiero Inbursa SAB de CV (b)	1,000	1,801
Grupo Mexico SAB de CV	39,854	84,895
Kimberly-Clark de Mexico SAB de CV	31,469	73,556
Mexichem SAB de CV	10,388	23,156
Promotora y Operadora de Infraestructura SAB de CV (a)	1,638	19,227
TELESITES SAB COMMON STOCK(b)	11,469	7,444
Wal-Mart de Mexico SAB de CV	78,080	196,611
		1,075,537
Philippines — (7.5%)
Alliance Global Group, Inc.	15,000	5,132
Ayala Corp.	4,230	67,961
Ayala Land, Inc.	43,900	32,140
Bank of the Philippine Islands	83,490	148,776

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Philippines — (Continued)
BDO Unibank, Inc.	46,480	$103,717
DMCI Holdings, Inc.	263,100	77,160
Energy Development Corp.	280,900	37,012
GT Capital Holdings, Inc.	4,115	115,435
International Container Terminal Services, Inc.	44,290	66,169
JG Summit Holdings, Inc.	80,580	125,524
Jollibee Foods Corp.	3,700	17,220
Megaworld Corp.	704,900	63,666
Metro Pacific Investments Corp.	726,600	80,296
Metropolitan Bank & Trust Co.	51,430	87,985
Philippine Long Distance Telephone Co.	3,345	146,439
Security Bank Corp.	41,590	125,508
SM Investments Corp.	3,430	62,980
SM Prime Holdings, Inc.	15,800	7,286
Universal Robina Corp.	18,510	73,167
		1,443,573
Poland — (6.4%)
Alior Bank SA (a)	2,249	37,873
Asseco Poland SA	7,859	113,040
Bank Pekao SA	2,751	99,968
Bank Zachodni WBK SA (a)	700	50,343
Cyfrowy Polsat SA (a)	1,180	6,239
Enea SA	24,762	70,857
Energa SA	17,960	57,487
KGHM Polska Miedz SA	5,062	81,385
LPP SA	8	11,254
Lubelski Wegiel Bogdanka SA	1,715	14,423
mBank SA (a)	30	2,385
Orange Polska SA	56,077	93,155
PGE Polska Grupa Energetyczna SA	28,173	91,248
Polski Koncern Naftowy Orlen SA	8,690	149,310
Polskie Gornictwo Naftowe i Gazownictwo SA	62,493	81,342
Powszechna Kasa Oszczednosci Bank Polski SA (a)	10,579	73,215
Powszechny Zaklad Ubezpieczen SA	12,630	108,807
Tauron Polska Energia SA	110,335	80,468
		1,222,799
Russia — (4.3%)
Gazprom PAO	33,540	123,846
Lukoil PJSC	3,631	116,918
Magnit PJSC	1,260	50,677
MMC Norilsk Nickel PJSC	7,891	99,940
Novatek OAO	422	34,667
Rosneft OAO	20,188	70,174
Sberbank of Russia	14,804	87,048
Surgutneftegas OAO	32,633	150,536
Tatneft PAO	3,647	96,098
		829,904
South Africa — (5.1%)
AngloGold Ashanti Ltd. (a)	1,305	8,949

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
South Africa — (Continued)
Aspen Pharmacare Holdings Ltd. (a)	829	$16,557
Barclays Africa Group Ltd.	2,732	25,299
Bidvest Group Ltd. (The)	3,782	80,106
FirstRand Ltd.	18,969	51,868
Gold Fields Ltd.	10,084	27,462
Growthpoint Properties Ltd.	30,749	46,097
Mediclinic International Ltd.	8,360	64,202
Mr Price Group Ltd.	1,719	22,187
MTN Group Ltd.	8,440	72,382
Naspers Ltd.	650	88,929
Nedbank Group Ltd.	1,028	12,513
Netcare Ltd.	28,480	62,307
Redefine Properties Ltd.	78,124	48,905
Remgro Ltd.	1,963	31,064
RMB Holdings Ltd.	6,961	24,981
Sanlam Ltd.	12,185	47,606
Sasol Ltd.	2,540	68,747
Shoprite Holdings Ltd.	2,938	27,163
Standard Bank Group Ltd.	8,768	64,223
Tiger Brands Ltd. (b)	1,959	40,005
Woolworths Holdings Ltd.	7,883	50,949
		982,501
South Korea — (8.7%)
Amorepacific Corp. (a)	109	38,532
AMOREPACIFIC Group (a)	368	46,449
BNK Financial Group, Inc. (a)	1,881	13,507
Coway Co. Ltd. (a)	563	40,381
E-Mart Co. Ltd. (a)	38	6,125
Hana Financial Group, Inc.	1,170	23,549
Hankook Tire Co. Ltd. (a)	746	29,934
Hyundai Engineering & Construction Co. Ltd. (a)	430	10,470
Hyundai Glovis Co. Ltd. (a)	214	35,224
Hyundai Mobis Co. Ltd. (a)	213	44,778
Hyundai Motor Co.	383	48,669
Hyundai Steel Co. (a)	200	8,520
Hyundai Wia Corp. (a)	212	20,250
Industrial Bank of Korea (a)	3,591	37,823
Kangwon Land, Inc. (a)	449	14,704
KB Financial Group, Inc. (a)	1,558	44,047
Kia Motors Corp. (a)	2,048	91,872
Korea Aerospace Industries Ltd. (a)	633	42,162
Korea Electric Power Corp. (a)	1,574	67,119
Korea Zinc Co. Ltd. (a)	120	47,998
KT Corp. (a)	1,235	29,755
KT&G Corp. (a)	652	58,107
LG Chem Ltd. (a)	353	98,896
LG Display Co. Ltd. (a)	1,792	37,520
LG Electronics, Inc. (a)	937	42,992
LG Household & Health Care Ltd. (a)	88	78,803
LG Uplus Corp. (a)	4,800	42,574
NAVER Corp. (a)	34	19,080
NCSoft Corp.	121	21,980

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
South Korea — (Continued)
Orion Corp. (a)	28	$27,844
POSCO	188	26,696
Samsung Electronics Co. Ltd.	178	191,275
Samsung Fire & Marine Insurance Co. Ltd. (a)	172	45,107
Samsung Heavy Industries Co. Ltd. (a)	71	657
Samsung Life Insurance Co. Ltd. (a)	613	57,507
Shinhan Financial Group Co. Ltd. (a)	1,231	41,521
SK Hynix, Inc. (a)	2,176	57,065
SK Telecom Co. Ltd.	313	57,525
Woori Bank	4,340	32,646
		1,679,663
Spain — (0.3%)
Cemex Latam Holdings SA (a)	15,064	48,877
		48,877
Taiwan — (9.2%)
Acer, Inc. (a)	1,000	368
Advanced Semiconductor Engineering, Inc.	32,000	37,020
Advantech Co. Ltd.	1,000	6,439
Asustek Computer, Inc.	3,000	24,842
AU Optronics Corp.	74,000	21,920
Catcher Technology Co. Ltd.	2,000	16,805
Cathay Financial Holding Co. Ltd.	41,000	57,792
Chailease Holding Co. Ltd.	2,080	3,603
Chang Hwa Commercial Bank Ltd.	17,210	8,226
Cheng Shin Rubber Industry Co. Ltd.	19,000	30,831
Chicony Electronics Co. Ltd.	15,050	33,081
China Development Financial Holding Corp.	79,000	19,794
China Life Insurance Co. Ltd.	53,200	40,896
China Steel Corp.	30,000	16,394
Chunghwa Telecom Co. Ltd.	17,000	51,289
Compal Electronics, Inc.	23,000	12,954
CTBC Financial Holding Co. Ltd.	88,508	45,538
Delta Electronics, Inc.	2,105	9,965
E.Sun Financial Holding Co. Ltd.	28,999	16,907
Eva Airways Corp. (a)	53,000	30,012
Far Eastern New Century Corp.	20,540	16,102
Far EasTone Telecommunications Co. Ltd.	23,000	47,335
First Financial Holding Co. Ltd.	68,367	31,845
Foxconn Technology Co. Ltd.	17,130	36,297
Fubon Financial Holding Co. Ltd.	23,000	31,510
Giant Manufacturing Co. Ltd.	1,000	6,667
Hon Hai Precision Industry Co. Ltd.	47,300	116,353
Hotai Motor Co. Ltd.	1,000	11,569
HTC Corp.	1,000	2,375
Hua Nan Financial Holdings Co. Ltd.	92,774	43,072
Innolux Corp.	82,000	24,814
Inotera Memories, Inc. (a)	30,000	25,527
Inventec Corp.	29,000	19,026
Lite-On Technology Corp.	22,105	21,434
MediaTek, Inc.	3,000	22,833

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Taiwan — (Continued)
Mega Financial Holding Co. Ltd.	50,273	$32,524
Nan Ya Plastics Corp.	8,000	14,857
Novatek Microelectronics Corp.	4,000	15,709
Pegatron Corp.	22,000	48,224
Pou Chen Corp.	22,000	28,867
President Chain Store Corp.	4,000	25,025
Quanta Computer, Inc.	13,000	20,976
Radiant Opto-Electronics Corp.	4,000	9,182
Ruentex Development Co. Ltd.	11,000	14,350
Shin Kong Financial Holding Co. Ltd.	62,489	13,602
Siliconware Precision Industries Co. Ltd.	29,000	46,175
Simplo Technology Co. Ltd.	9,000	28,770
SinoPac Financial Holdings Co. Ltd.	87,900	25,075
Synnex Technology International Corp.	10,000	9,757
Taishin Financial Holding Co. Ltd.	38,000	13,188
Taiwan Cement Corp.	30,000	24,934
Taiwan Cooperative Financial Holding Co. Ltd.	36,550	15,300
Taiwan Mobile Co. Ltd.	28,000	85,244
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	187,201
Teco Electric and Machinery Co. Ltd.	42,000	33,629
Uni-President Enterprises Corp.	20,800	34,765
United Microelectronics Corp.	71,000	26,155
Vanguard International Semiconductor Corp.	20,000	26,060
Wistron Corp.	37,014	20,960
WPG Holdings Ltd.	18,000	17,234
Yuanta Financial Holding Co. Ltd.	50,757	18,775
		1,777,973
Thailand — (6.2%)
Advanced Info Service PCL	21,800	92,083
Airports of Thailand PCL	2,900	27,884
Bangkok Bank PCL	26,100	112,059
Bangkok Dusit Medical Services PCL	80,000	49,576
Banpu PCL	38,900	17,296
Big C Supercenter PCL	3,200	17,963
BTS Group Holdings PCL	15,200	3,844
Bumrungrad Hospital PCL	11,200	65,672
Central Pattana PCL	10,200	13,322
Charoen Pokphand Foods PCL	59,800	30,411
CP ALL PCL	17,000	18,542
Intouch Holdings PCL	23,000	33,236
Kasikornbank PCL	16,300	68,172
Krung Thai Bank PCL	91,000	42,232
Land & Houses PCL	115,900	30,436
Minor International PCL	15,260	15,372
PTT Exploration & Production PCL	17,100	27,205
PTT Global Chemical PCL	59,700	82,951
PTT PCL	14,800	100,353
Ratchaburi Electricity Generating Holding PCL	39,200	51,744
Siam Cement PCL (The)	4,050	51,772
Siam Commercial Bank PCL (The)	20,500	68,077
Thai Beverage PCL	207,000	100,680

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

	Shares	Value
Thailand — (Continued)
Thai Union Group PCL	168,200	$80,396
		1,201,278
Turkey — (3.8%)
Akbank TAS	21,959	50,405
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,088	7,041
BIM Birlesik Magazalar AS	3,501	61,591
Coca-Cola Icecek AS	58	738
Eregli Demir ve Celik Fabrikalari TAS	72,432	75,438
Haci Omer Sabanci Holding AS	15,882	45,053
TAV Havalimanlari Holding AS	13,959	86,991
Tupras Turkiye Petrol Rafinerileri AS (a)	3,278	78,164
Turk Hava Yollari AO (a)	34,183	86,545
Turkcell Iletisim Hizmetleri AS	20,503	69,541
Turkiye Garanti Bankasi AS	23,399	57,078
Turkiye Halk Bankasi AS	10,349	36,839
Turkiye Is Bankasi	32,543	51,287
Turkiye Vakiflar Bankasi TAO	20,028	26,280
		732,991
TOTAL COMMON STOCKS		19,234,328

RIGHTS — (0.0%)(d)
Brazil — (0.0%)(d)
Banco Bradesco S.A. Exp 02/05/16(a)	306	1,606
		1,606

South Korea — (0.0%)(d)
BNK Financial Group, Inc. Exp 01/14/16 (a)	411	466
		466
TOTAL RIGHTS		2,072

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $21,410,442)		19,236,400

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (2.1%) (Cost $407,883)
State Street Navigator Securities Lending Prime Portfolio, 0.31%	407,883	407,883

TOTAL INVESTMENTS — (102.0%) (Cost $21,818,325)		19,644,283
OTHER ASSETS & LIABILITIES — (-2.0%)		(382,116)

NET ASSETS — (100.0%)		$19,262,167

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(d)	Amount shown represents less than 0.05% of net assets.

PCL	= Public Company Limited
REIT	= Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$407,883	$407,883
Total Borrowings	$407,883	$407,883
Gross amount of recognized liabilities for securities lending transactions		$407,883

1 Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

SCHEDULE OF INVESTMENTS

December 31, 2015

(Unaudited)

	Shares	Value

COMMON STOCKS — (99.3%)
Australia — (4.0%)
Abacus Property Group	1,252	$2,915
Automotive Holdings Group Ltd.	5,175	17,018
Blackmores Ltd.	300	47,577
Charter Hall Retail REIT (a)	2,247	6,817
Cromwell Property Group	23,258	17,767
Downer EDI Ltd.	8,344	21,854
Investa Office Fund	1,463	4,258
JB Hi-Fi Ltd. (a)	2,720	38,629
M2 Group Ltd. (a)	1,433	11,927
Mineral Resources Ltd. (a)	7,747	22,602
Monadelphous Group Ltd. (a)	6,007	28,714
Myer Holdings Ltd. (a)	32,839	28,551
Northern Star Resources Ltd.	754	1,525
Nufarm Ltd.	2,305	14,020
Sandfire Resources NL	908	3,719
WorleyParsons Ltd. (a)	2,832	9,540
		277,433
Belgium — (0.2%)
Tessenderlo Chemie NV (b)	576	17,207
		17,207
Bermuda — (1.4%)
Argo Group International Holdings Ltd.	300	17,952
Aspen Insurance Holdings Ltd.	850	41,055
Maiden Holdings Ltd.	2,350	35,039
		94,046
Brazil — (1.9%)
Alpargatas SA	3,100	5,579
Cia Energetica de Minas Gerais	10,400	16,114
Cia Energetica de Sao Paulo	3,800	12,871
Cia Paranaense de Energia	2,500	15,356
EDP - Energias do Brasil SA	3,300	10,043
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (b)	10,800	22,931
Equatorial Energia SA	900	7,789
Grendene SA	4,000	17,026
Light SA	7,300	18,267
Natura Cosmeticos SA	400	2,375
Odontoprev SA	600	1,433
		129,784
Britain — (3.8%)
CVS Group PLC	1,000	12,160
Dart Group PLC	5,377	46,640
Debenhams PLC	11,089	11,972
Galliford Try PLC	345	7,755
Go-Ahead Group PLC	867	34,106
Greggs PLC	2,014	39,005
Interserve PLC	1,113	8,539

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

Britain — (Continued)
JD Sports Fashion PLC	1,111	$17,046
Kier Group PLC	353	7,237
LivaNova PLC (b)	227	13,477
Lookers PLC	6,211	16,936
Mitie Group PLC	658	3,016
Moneysupermarket.com Group PLC	3,187	17,239
Watchstone Group PLC	321	1,500
Workspace Group PLC	145	2,048
WS Atkins PLC	993	23,798
		262,474
Canada — (4.5%)
Artis Real Estate Investment Trust	1,587	14,624
Chorus Aviation, Inc.	9,000	37,254
Dominion Diamond Corp. (b)	1,139	11,594
Domtar Corp.	546	20,175
Dream Global Real Estate Investment Trust	4,692	29,251
Ensign Energy Services, Inc.	1,332	7,077
Intertape Polymer Group, Inc.	1,142	15,365
Manitoba Telecom Services, Inc. (a)	960	20,574
Mercer International, Inc.	2,488	22,517
North West Co., Inc. (The)	989	20,412
Parkland Fuel Corp. (a)	1,943	32,577
Pason Systems, Inc.	645	9,003
Pure Industrial Real Estate Trust	2,319	7,295
Superior Plus Corp. (a)	1,201	9,303
Transcontinental, Inc. (a)	2,229	27,696
Uni-Select, Inc.	548	27,027
		311,744
China — (6.4%)
Agile Property Holdings Ltd.	34,000	18,952
Anhui Expressway Co. Ltd. H Shares	46,000	39,173
Beijing Capital Land Ltd. H Shares	72,000	32,980
China Biologic Products, Inc. (b)	135	19,232
China Communications Services Corp. Ltd. H Shares	98,000	36,797
China Hongqiao Group Ltd.	49,900	29,682
China Lesso Group Holdings Ltd.	7,000	4,886
China Lilang Ltd.	5,000	3,690
China Shineway Pharmaceutical Group Ltd.	7,000	8,924
China Zhongwang Holdings Ltd.	80,400	41,288
Chongqing Rural Commercial Bank Co. Ltd. H Shares	34,000	20,575
Coolpad Group Ltd. (b)	32,000	6,400
Fufeng Group Ltd.	11,000	4,968
GOME Electrical Appliances Holding Ltd.	10,000	1,664
HOSA International Ltd.	14,000	4,968
Jiangnan Group Ltd.	152,000	29,811
KWG Property Holding Ltd.	4,000	2,968
Shenzhen Expressway Co. Ltd. H Shares	54,000	47,728
Sichuan Expressway Co. Ltd. H Shares	38,000	13,582
Sinopharm Group Co. Ltd. H Shares	1,600	6,421
Sunac China Holdings Ltd.	10,000	7,742

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

China — (Continued)
TCL Communication Technology Holdings Ltd.	33,000	$24,313
Tong Ren Tang Technologies Co. Ltd. H Shares	11,000	18,054
Yuzhou Properties Co. Ltd.	71,000	19,238
		444,036
Denmark — (0.4%)
Bavarian Nordic A/S (b)	144	7,494
Dfds A/S	190	7,385
SimCorp A/S	264	14,910
		29,789
Faroe Islands — (0.2%)
Bakkafrost P/F	586	17,332
		17,332
France — (0.6%)
Neopost SA (a)	187	4,565
Norbert Dentressangle SA	64	14,377
Sopra Steria Group	70	8,235
UBISOFT Entertainment (b)	574	16,630
		43,807
Germany — (0.1%)
ADLER Real Estate AG (b)	80	1,236
Draegerwerk AG & Co. KGaA	71	5,291
		6,527
Hong Kong — (3.9%)
Allied Properties HK Ltd.	163,000	31,968
China Chengtong Development Group Ltd.(b)	314,000	36,059
Digital China Holdings Ltd.	24,000	27,530
G-Resources Group Ltd.	529,000	12,559
Giordano International Ltd.	66,000	30,913
Huabao International Holdings Ltd.	8,000	2,921
Kingboard Laminates Holdings Ltd.	12,000	5,450
ReOrient Group Ltd.(b)	6,000	7,633
Sa Sa International Holdings Ltd.	8,000	2,705
Shenzhen Investment Ltd.	36,000	16,862
Shougang Fushan Resources Group Ltd.	34,000	4,387
Shun Tak Holdings Ltd.	22,000	8,289
Skyworth Digital Holdings Ltd.	60,000	39,173
Texwinca Holdings Ltd.	10,000	10,464
Truly International Holdings Ltd.	34,000	8,160

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

Hong Kong — (Continued)
Yuexiu Real Estate Investment Trust	40,000	$21,471
		266,544

Ireland — (0.4%)
UDG Healthcare PLC	3,237	28,435
		28,435

Israel — (0.2%)
Orbotech Ltd. (b)	100	2,213
Paz Oil Co. Ltd.	87	13,681
		15,894
Italy — (0.6%)
Societa Cattolica di Assicurazioni SCRL	5,032	40,122
		40,122
Japan — (12.6%)
Adastria Co. Ltd.	100	5,653
Aeon Delight Co. Ltd.	700	22,607
Alpine Electronics, Inc.	200	3,156
Arcs Co. Ltd. (a)	500	11,118
Asahi Holdings, Inc. (a)	300	4,723
Avex Group Holdings, Inc. (a)	200	2,396
Bank of the Ryukyus Ltd. (a)	2,200	31,237
Calsonic Kansei Corp.	2,000	17,906
Canon Electronics, Inc.	600	9,970
Coca-Cola West Co. Ltd. (a)	200	4,085
Create Restaurants Holdings, Inc.	300	8,379
Doutor Nichires Holdings Co. Ltd. (a)	1,200	18,654
Dydo Drinco, Inc.	800	37,308
Enplas Corp.	100	3,629
Foster Electric Co. Ltd. (a)	400	8,852
Fuji Machine Manufacturing Co. Ltd. (a)	1,600	17,038
Geo Holdings Corp. (a)	2,500	39,694
Hazama Ando Corp.	500	2,722
Heiwado Co. Ltd.	400	8,852
Hitachi Maxell Ltd. (a)	1,800	32,291
Hyakugo Bank Ltd. (The)	1,000	4,913
Inaba Denki Sangyo Co. Ltd. (a)	800	25,836
Juroku Bank Ltd. (The) (a)	9,000	35,987
Kokuyo Co. Ltd.	1,000	10,915
Komori Corp.	200	2,374
Kura Corp.	500	20,221
Kuroda Electric Co. Ltd.	1,000	18,662
Kyowa Exeo Corp.	800	8,306
Kyudenko Corp.	1,000	18,089
Maeda Road Construction Co. Ltd.	1,000	16,950
Matsumotokiyoshi Holdings Co. Ltd.	100	5,154
Ministop Co. Ltd. (a)	1,700	33,097
Mirait Holdings Corp. (a)	800	6,644
Morinaga & Co. Ltd.	1,000	5,320
NEC Networks & System Integration Corp.	1,200	21,407

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

Japan — (Continued)
NET One Systems Co. Ltd. (a)	5,800	$37,366
Nichiha Corp.	300	4,564
Nihon Unisys Ltd. (a)	400	4,456
Nishimatsuya Chain Co. Ltd.	4,000	34,947
Nitto Kogyo Corp.	600	10,614
Nojima Corp. (a)	200	2,439
Noritz Corp. (a)	900	13,893
Pal Co. Ltd.	400	9,693
PALTAC Corp.	100	1,796
Plenus Co. Ltd. (a)	1,800	30,256
Ryosan Co. Ltd.	200	5,187
Saizeriya Co. Ltd. (a)	1,100	27,844
St Marc Holdings Co. Ltd. (a)	300	8,392
T-Gaia Corp.	2,200	25,275
Takuma Co. Ltd.	2,000	16,509
Toho Holdings Co. Ltd. (a)	900	22,086
Token Corp.	500	38,863
Toppan Forms Co. Ltd.	1,100	13,168
Valor Co. Ltd. (a)	600	14,240
Yaoko Co. Ltd.	200	8,479
Yoshinoya Holdings Co. Ltd. (a)	700	9,084
Zojirushi Corp.	800	11,505
		874,801
Netherlands — (1.3%)
BE Semiconductor Industries NV	1,795	36,190
Brunel International NV	871	15,896
Cimpress NV (a)(b)	200	16,228
PostNL NV (b)	844	3,209
TKH Group NV	533	21,678
		93,201
New Zealand — (1.3%)
Chorus Ltd. (b)	15,083	40,374
Nuplex Industries Ltd.	14,796	48,114
		88,488
Norway — (0.3%)
Atea ASA (b)	1,107	9,193
Nordic American Tankers Ltd. (a)	200	3,108
Prosafe SE (a)	2,438	5,784
		18,085
Puerto Rico — (0.6%)
Triple-S Management Corp. (b)	1,700	40,647
		40,647
Singapore — (1.0%)
CDL Hospitality Trusts (a)	3,700	3,456
CWT Ltd. (a)	5,600	7,579
Sheng Siong Group Ltd.	31,000	18,355
Venture Corp. Ltd.	3,900	22,543

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

Singapore — (Continued)
Wing Tai Holdings Ltd. (a)	4,500	$5,567
Yanlord Land Group Ltd. (a)	12,400	8,784
		66,284
South Africa — (2.8%)
Astral Foods Ltd.	803	6,011
Barloworld Ltd. (a)	954	3,815
Cashbuild Ltd.	920	17,812
DataTec Ltd. (a)	6,580	21,869
Emira Property Fund Ltd.	19,799	20,712
Lewis Group Ltd. (a)	5,784	20,500
Liberty Holdings Ltd.	2,025	15,052
MMI Holdings Ltd. (a)	7,174	10,185
Net 1 UEPS Technologies, Inc. (b)	642	8,535
Peregrine Holdings Ltd.	11,857	22,420
Reunert Ltd.	5,122	22,570
Telkom SA SOC Ltd.	5,585	23,186
		192,667
South Korea — (6.2%)
Bukwang Pharmaceutical Co. Ltd.	189	4,102
CJ O Shopping Co. Ltd. (b)	20	3,254
Crown Confectionery Co. Ltd. (b)	12	5,547
Daewoong Pharmaceutical Co. Ltd. (b)	222	13,461
DGB Financial Group, Inc. (b)	1,538	13,182
Green Cross Holdings Corp. (b)	300	10,733
GS Home Shopping, Inc. (b)	201	28,627
GS Retail Co. Ltd. (b)	207	9,498
Halla Holdings Corp. (b)	19	1,044
Hanil Cement Co. Ltd.	140	12,596
Hanmi Pharm Co. Ltd. (b)	17	10,555
Hyundai Home Shopping Network Corp. (b)	155	15,268
Hyundai Marine & Fire Insurance Co. Ltd. (b)	1,476	45,380
JB Financial Group Co. Ltd. (b)	2,207	10,352
KB Insurance Co. Ltd. (b)	1,651	41,115
Kolon Industries, Inc. (b)	517	27,690
Korea Electric Terminal Co. Ltd.	220	18,425
Korea Petro Chemical Ind (b)	60	8,801
Korean Reinsurance Co. (b)	3,178	38,351
KT Skylife Co. Ltd. (b)	202	2,980
Kwang Dong Pharmaceutical Co. Ltd. (b)	581	5,525
LF Corp. (b)	641	14,760
Meritz Fire & Marine Insurance Co. Ltd. (b)	2,892	39,833
Seah Besteel Corp. (b)	53	1,248
SK Gas Ltd. (b)	224	13,946
Soulbrain Co. Ltd. (b)	239	8,286
Tongyang Life Insurance Co. Ltd. (b)	2,712	26,945
		431,504
Spain — (0.2%)
Duro Felguera SA (a)	904	1,296

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

Spain — (Continued)
Tecnicas Reunidas SA (a)	242	$9,162
		10,458
Sweden — (1.4%)
Bilia AB	1,101	25,074
Clas Ohlson AB	800	14,519
Mycronic AB	6,166	60,156
		99,749
Switzerland — (1.5%)
Conzzeta AG	52	33,195
dorma+kaba Holding AG	3	2,048
Gategroup Holding AG (b)	240	10,573
Implenia AG	246	12,558
Mobilezone Holding AG	2,102	30,134
Schweiter Technologies AG	14	11,853
		100,361
Taiwan — (4.2%)
Cheng Uei Precision Industry Co. Ltd.	1,000	1,385
Coretronic Corp.	29,000	24,103
Elite Material Co. Ltd.	9,000	15,755
Everlight Electronics Co. Ltd.	3,000	4,361
FLEXium Interconnect, Inc.	1,000	2,396
Gigabyte Technology Co. Ltd.	41,000	45,497
Mercuries Life Insurance Co. Ltd.	72,353	39,649
Micro-Star International Co. Ltd.	24,000	34,304
Powertech Technology, Inc.	9,000	17,865
Primax Electronics Ltd.	14,000	17,837
Realtek Semiconductor Corp.	8,000	19,168
Transcend Information, Inc.	9,000	23,482
Tripod Technology Corp.	2,000	3,410
Wan Hai Lines Ltd.	28,000	15,557
Win Semiconductors Corp.	4,000	6,034
Wistron NeWeb Corp.	3,020	8,063
WT Microelectronics Co. Ltd.	9,200	9,943
		288,809
United States — (37.3%)
Aaron's, Inc.	845	18,920
Abercrombie & Fitch Co. (a)	500	13,500
ABM Industries, Inc.	673	19,160
AG Mortgage Investment Trust, Inc.	1,318	16,923
Alon USA Energy, Inc. (a)	1,569	23,284
American Capital Mortgage Investment Corp.	407	5,682
American Eagle Outfitters, Inc. (a)	1,260	19,530
American Equity Investment Life Holding Co.	1,134	27,250
American National Insurance Co.	361	36,919
American Public Education, Inc. (b)	397	7,388
American Woodmark Corp. (b)	81	6,478
AMN Healthcare Services, Inc. (b)	707	21,952
Anworth Mortgage Asset Corp.	5,751	25,017

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

United States — (Continued)
Apollo Commercial Real Estate Finance, Inc.	2,498	$43,041
Apollo Education Group, Inc. (b)	273	2,094
Apollo Residential Mortgage, Inc. (a)	1,303	15,571
Argan, Inc.	959	31,072
Ascena Retail Group, Inc. (b)	3,018	29,727
Atlas Air Worldwide Holdings, Inc. (b)	135	5,581
Avid Technology, Inc. (b)	2,934	21,389
AVX Corp.	321	3,897
Barnes & Noble, Inc.	1,425	12,412
Benchmark Electronics, Inc. (b)	193	3,989
Big Lots, Inc. (a)	407	15,686
Blackstone Mortgage Trust, Inc.	581	15,548
BP Prudhoe Bay Royalty Trust	357	8,904
Buckle, Inc. (The) (a)	189	5,817
BWX Technologies, Inc.	342	10,865
CACI International, Inc. (b)	55	5,103
Cal-Maine Foods, Inc. (a)	429	19,880
Cambrex Corp. (b)	71	3,343
Capstead Mortgage Corp.	2,828	24,717
Cash America International, Inc.	1,257	37,647
Cato Corp. (The)	443	16,311
Chemed Corp.	144	21,571
Chico's FAS, Inc.	1,248	13,316
Children's Place, Inc. (The)	431	23,791
Cincinnati Bell, Inc. (b)	3,000	10,800
Coca-Cola Bottling Co. Consolidated	96	17,521
Compass Diversified Holdings	2,124	33,750
Compass Minerals International, Inc.	160	12,043
Computer Programs & Systems, Inc. (a)	599	29,800
CONMED Corp.	130	5,726
Convergys Corp.	757	18,842
Cooper Tire & Rubber Co.	472	17,865
Cooper-Standard Holding, Inc. (b)	656	50,899
Core-Mark Holding Co., Inc.	296	24,254
Cowen Group, Inc. (a)(b)	6,700	25,661
CSG Systems International, Inc.	368	13,241
CYS Investments, Inc.	2,187	15,593
Dean Foods Co.	852	14,612
Delek US Holdings, Inc.	187	4,600
Douglas Dynamics, Inc.	456	9,608
DSW, Inc. (a)	352	8,399
EarthLink Holdings Corp.	3,700	27,491
Echo Global Logistics, Inc. (b)	917	18,698
Employers Holdings, Inc.	396	10,811
Ensign Group, Inc. (The)	870	19,688
ePlus, Inc. (b)	170	15,854
Essendant, Inc.	443	14,402
FBL Financial Group, Inc.	270	17,183
Finish Line, Inc. (The)	282	5,099
Forum Energy Technologies, Inc. (b)	600	7,476
Fred's, Inc.	201	3,290
Fresh Del Monte Produce, Inc.	300	11,664
Green Dot Corp. (b)	1,400	22,988

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

United States — (Continued)
Greif, Inc.	328	$10,106
Guess?, Inc.	357	6,740
Hanover Insurance Group, Inc. (The)	375	30,502
Hatteras Financial Corp.	1,372	18,042
Hawaiian Holdings, Inc. (b)	1,382	48,826
Hill-Rom Holdings, Inc.	234	11,246
Horace Mann Educators Corp.	398	13,206
ICU Medical, Inc. (b)	120	13,534
Infinity Property & Casualty Corp.	167	13,732
Ingles Markets, Inc.	619	27,285
Insight Enterprises, Inc. (b)	931	23,387
Insperity, Inc.	662	31,875
Integra LifeSciences Holdings Corp. (b)	297	20,131
INTL. FCStone, Inc. (b)	1,382	46,242
Investment Technology Group, Inc.	1,000	17,020
K12, Inc. (b)	100	880
Kaman Corp.	39	1,592
Landstar System, Inc.	63	3,695
Lexmark International, Inc.	311	10,092
LHC Group, Inc. (b)	853	38,632
Magellan Health, Inc. (b)	655	40,387
ManTech International Corp.	32	968
Marten Transport Ltd.	557	9,859
Masimo Corp. (b)	153	6,351
Meridian Bioscience, Inc.	602	12,353
MFA Financial, Inc.	5,390	35,574
MRC Global, Inc. (b)	2,300	29,670
MYR Group, Inc. (b)	467	9,625
National Presto Industries, Inc. (a)	255	21,129
National Western Life Group, Inc.	172	43,334
Navigators Group, Inc. (The) (b)	314	26,938
NeuStar, Inc. (a)(b)	704	16,875
New York Mortgage Trust, Inc. (a)	3,705	19,748
Outerwall, Inc. (a)	538	19,659
Overstock.com, Inc. (a)(b)	534	6,558
Owens & Minor, Inc.	1,108	39,866
Papa John's International, Inc.	141	7,878
PDL BioPharma, Inc.	6,161	21,810
Portland General Electric Co.	550	20,003
QLogic Corp. (b)	2,500	30,500
Quality Systems, Inc.	966	15,572
Rent-A-Center, Inc.	448	6,707
Resource Capital Corp. (a)	638	8,141
RMR Group, Inc. (The)(b)	22	317
RPC, Inc. (a)	774	9,249
RPX Corp. (b)	2,525	27,775
San Juan Basin Royalty Trust	810	3,353
Sanderson Farms, Inc. (a)	550	42,636
Scholastic Corp.	831	32,043
Schweitzer-Mauduit International, Inc.	142	5,963
Select Comfort Corp. (b)	701	15,008
Select Income REIT	1,215	24,081
Selective Insurance Group, Inc.	659	22,129

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

	Shares	Value

United States — (Continued)
Shoe Carnival, Inc.	1,400	$32,480
Smith & Wesson Holding Corp. (b)	100	2,198
Solar Capital Ltd.	1,999	32,844
SpartanNash Co.	1,300	28,132
Stage Stores, Inc. (a)	973	8,864
Stepan Co.	649	32,249
Sturm Ruger & Co., Inc. (a)	159	9,478
Supernus Pharmaceuticals, Inc. (b)	700	9,408
Sykes Enterprises, Inc. (b)	1,019	31,365
Symetra Financial Corp.	802	25,480
SYNNEX Corp.	47	4,227
Tech Data Corp. (b)	348	23,100
TeleTech Holdings, Inc.	600	16,746
Tessera Technologies, Inc.	857	25,719
Unisys Corp. (b)	276	3,050
Universal American Corp. (b)	2,700	18,900
Universal Corp. (a)	354	19,852
USANA Health Sciences, Inc. (b)	20	2,555
VASCO Data Security International, Inc. (a)(b)	700	11,711
Vector Group Ltd. (a)	511	12,054
Viad Corp.	271	7,650
Vonage Holdings Corp. (b)	1,210	6,945
Weis Markets, Inc.	560	24,808
Werner Enterprises, Inc.	671	15,695
Western Asset Mortgage Capital Corp. (a)	1,584	16,188
WGL Holdings, Inc.	294	18,519
		2,580,174
TOTAL COMMON STOCKS		6,870,402

MUTUAL FUNDS — (0.3%)
Switzerland — (0.3%)
HBM Healthcare Investments AG (b)	200	20,380
		20,380
TOTAL MUTUAL FUNDS		20,380

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.6%) (Cost $7,006,542)		6,890,782
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (11.9%) (Cost $820,448)
State Street Navigator Securities Lending Prime Portfolio, 0.31%	820,448	820,448

TOTAL INVESTMENTS — (111.5%) (Cost $7,826,990)		7,711,230
OTHER ASSETS & LIABILITIES — (-11.5%)		(792,622)
NET ASSETS — (100.0%)		$6,918,608

(a) Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b) Non-income producing security.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$820,448	$820,448
Total Borrowings	$820,448	$820,448
Gross amount of recognized liabilities for securities lending transactions		$820,448

1 Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

SCHEDULE OF INVESTMENTS

December 31, 2015

(Unaudited)

	Shares	Value

COMMON STOCKS — (99.8%)
Consumer Discretionary — (14.1%)
AMC Networks, Inc. (a)	71	$5,302
AutoZone, Inc. (a)	65	48,224
Bed Bath & Beyond, Inc. (a)	618	29,818
Best Buy Co., Inc.	4,626	140,862
Burlington Stores, Inc. (a)	446	19,133
Cablevision Systems Corp.	1,745	55,665
Coach, Inc.	919	30,079
Comcast Corp.	939	52,988
Cracker Barrel Old Country Store, Inc. (b)	414	52,508
Dana Holding Corp.	592	8,170
Darden Restaurants, Inc.	318	20,238
Delphi Automotive PLC	759	65,069
Dick's Sporting Goods, Inc.	44	1,555
Dillard's, Inc. (b)	382	25,101
Dollar General Corp.	776	55,771
Dollar Tree, Inc. (a)	407	31,429
Foot Locker, Inc.	1,027	66,847
Ford Motor Co.	1,231	17,345
GameStop Corp. (b)	3,083	86,447
Gap, Inc. (The) (b)	2,738	67,629
General Motors Co.	4,370	148,624
Genuine Parts Co.	86	7,387
Goodyear Tire & Rubber Co. (The)	2,474	80,826
Graham Holdings Co.	111	53,832
Hasbro, Inc.	41	2,762
Home Depot, Inc. (The)	846	111,883
HSN, Inc.	278	14,086
Johnson Controls, Inc.	457	18,047
Kohl's Corp.	1,200	57,156
L Brands, Inc.	1,372	131,465
Lear Corp.	471	57,853
Lowe's Cos., Inc.	1,340	101,894
Macy's, Inc.	1,833	64,118
Marriott International, Inc.	28	1,877
Michaels Cos., Inc. (The) (a)	1,054	23,304
NIKE, Inc.	834	52,125
Nordstrom, Inc. (b)	37	1,843
O'Reilly Automotive, Inc. (a)	216	54,739
Office Depot, Inc. (a)	8,291	46,761
Omnicom Group, Inc.	28	2,118
Ross Stores, Inc.	1,983	106,705
Royal Caribbean Cruises Ltd.	216	21,861
Skechers U.S.A., Inc. (a)	55	1,662
Staples, Inc.	7,699	72,910
Starz (a)	1,588	53,198
Target Corp.	1,514	109,932
TEGNA, Inc.	2,319	59,181
Time Warner Cable, Inc.	251	46,583
TJX Cos., Inc. (The)	1,175	83,319
VF Corp.	199	12,388
Viacom, Inc.	556	22,885

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value

Consumer Discretionary — (Continued)
Visteon Corp. (a)	1,161	$132,934
Walt Disney Co. (The)	176	18,494
Williams-Sonoma, Inc.	110	6,425
Yum! Brands, Inc.	39	2,849
		2,664,206
Consumer Staples — (10.6%)
Altria Group, Inc.	1,514	88,130
Archer-Daniels-Midland Co.	3,629	133,112
Bunge Ltd.	336	22,942
Campbell Soup Co. (b)	721	37,889
Casey's General Stores, Inc.	802	96,601
Colgate-Palmolive Co.	132	8,794
ConAgra Foods, Inc.	884	37,270
Costco Wholesale Corp.	711	114,827
CVS Health Corp.	881	86,135
Dr Pepper Snapple Group, Inc.	377	35,136
Estee Lauder Cos., Inc. (The)	931	81,984
General Mills, Inc.	293	16,894
Herbalife Ltd. (a)(b)	1,930	103,487
Hormel Foods Corp.	491	38,828
Ingredion, Inc.	82	7,859
Kellogg Co.	434	31,365
Kimberly-Clark Corp.	362	46,083
Kroger Co. (The)	6,528	273,066
Mead Johnson Nutrition Co.	135	10,658
Monster Beverage Corp. (a)	391	58,243
PepsiCo, Inc.	317	31,675
Philip Morris International, Inc.	585	51,427
Pilgrim's Pride Corp. (b)	2,617	57,810
Procter & Gamble Co. (The)	271	21,520
Reynolds American, Inc.	1,155	53,303
Rite Aid Corp. (a)	13,675	107,212
Seaboard Corp. (a)	6	17,368
Sysco Corp.	2,541	104,181
Tyson Foods, Inc.	365	19,466
Wal-Mart Stores, Inc.	1,691	103,658
Walgreens Boots Alliance, Inc.	917	78,087
Whole Foods Market, Inc.	984	32,964
		2,007,974
Energy — (6.6%)
Baker Hughes, Inc.	122	5,630
Chevron Corp.	837	75,297
ConocoPhillips	1,307	61,024
CVR Energy, Inc. (b)	609	23,964
EOG Resources, Inc.	100	7,079
Exxon Mobil Corp.	820	63,919
Halliburton Co.	522	17,769
Helmerich & Payne, Inc. (b)	1,060	56,763
Hess Corp.	173	8,387
HollyFrontier Corp.	752	29,997

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value

Energy — (Continued)
Marathon Petroleum Corp.	4,516	$234,110
National Oilwell Varco, Inc.	457	15,305
Phillips 66	1,923	157,301
Tesoro Corp.	1,087	114,537
Valero Energy Corp.	4,278	302,497
Western Refining, Inc.	2,197	78,257
		1,251,836
Financials — (19.7%)
ACE Ltd.	853	99,673
Aflac, Inc.	2,069	123,933
Allied World Assurance Co. Holdings AG	1,235	45,930
Allstate Corp. (The)	2,096	130,141
American Financial Group, Inc.	1,546	111,436
American International Group, Inc.	2,083	129,084
Ameriprise Financial, Inc.	42	4,470
AmTrust Financial Services, Inc. (b)	1,685	103,762
Assurant, Inc.	786	63,304
Assured Guaranty Ltd.	724	19,135
Axis Capital Holdings Ltd.	1,483	83,374
Bank of New York Mellon Corp. (The)	887	36,562
BB&T Corp.	1,183	44,729
Berkshire Hathaway, Inc. (a)	325	42,913
Capital One Financial Corp.	1,386	100,042
Chimera Investment Corp.	604	8,239
Chubb Corp. (The)	408	54,117
Cincinnati Financial Corp.	272	16,094
Citigroup, Inc.	1,207	62,462
CME Group, Inc.	754	68,312
CNA Financial Corp.	229	8,049
CNO Financial Group, Inc.	2,464	47,038
Discover Financial Services	146	7,829
Endurance Specialty Holdings Ltd.	684	43,769
Everest Re Group Ltd.	424	77,630
FactSet Research Systems, Inc.	90	14,631
Fifth Third Bancorp	2,799	56,260
First American Financial Corp.	2,788	100,089
Four Corners Property Trust, Inc. (a)	127	3,068
Goldman Sachs Group, Inc. (The)	331	59,656
Hartford Financial Services Group, Inc. (The)	3,024	131,423
JPMorgan Chase & Co.	1,267	83,660
Leucadia National Corp.	279	4,852
Lincoln National Corp.	1,321	66,393
Mercury General Corp.	126	5,868
MetLife, Inc.	4,209	202,916
Morgan Stanley	1,921	61,107
New Residential Investment Corp.	5,700	69,312
Northern Trust Corp.	2,717	195,869
Old Republic International Corp.	998	18,593
OneMain Holdings, Inc. (a)	815	33,855
PartnerRe Ltd.	993	138,762
PNC Financial Services Group, Inc. (The)	573	54,613
Principal Financial Group, Inc.	2,060	92,659

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value

Financials — (Continued)
Progressive Corp. (The)	2,403	$76,415
Prudential Financial, Inc.	1,835	149,387
Regions Financial Corp.	3,534	33,926
Reinsurance Group of America, Inc.	1,355	115,920
Santander Consumer USA Holdings, Inc. (a)	1,940	30,749
SunTrust Banks, Inc.	1,430	61,261
Synchrony Financial (a)	1,808	54,981
Travelers Cos., Inc. (The)	951	107,330
Unum Group	1,200	39,948
US Bancorp	60	2,560
Validus Holdings Ltd.	502	23,238
Voya Financial, Inc.	3,117	115,049
		3,736,377
Health Care — (13.2%)
Abbott Laboratories	211	9,476
AbbVie, Inc.	529	31,338
Aetna, Inc.	1,426	154,179
AmerisourceBergen Corp.	1,388	143,949
Amgen, Inc.	309	50,160
Anthem, Inc.	979	136,512
Baxalta, Inc.	579	22,598
Baxter International, Inc.	2,735	104,340
Biogen, Inc. (a)	30	9,190
Bristol-Myers Squibb Co.	80	5,503
Cardinal Health, Inc.	1,504	134,262
Centene Corp. (a)	3,511	231,059
Cerner Corp. (a)	209	12,576
Cigna Corp.	747	109,309
Community Health Systems, Inc. (a)	65	1,724
DaVita HealthCare Partners, Inc. (a)	107	7,459
Eli Lilly & Co.	922	77,688
Express Scripts Holding Co. (a)	857	74,910
Gilead Sciences, Inc.	1,136	114,952
HCA Holdings, Inc. (a)	1,204	81,427
Health Net, Inc. (a)	2,380	162,935
Humana, Inc.	816	145,664
Incyte Corp. (a)	178	19,304
Johnson & Johnson	714	73,342
LifePoint Health, Inc. (a)	376	27,598
McKesson Corp.	384	75,736
Merck & Co., Inc.	86	4,543
Molina Healthcare, Inc. (a)	1,437	86,407
Mylan NV (a)(b)	272	14,707
Patterson Cos., Inc.	71	3,210
Pfizer, Inc.	1,403	45,289
Quest Diagnostics, Inc.	47	3,344
Regeneron Pharmaceuticals, Inc. (a)	71	38,544
St Jude Medical, Inc.	273	16,863
Stryker Corp.	251	23,328
United Therapeutics Corp. (a)	50	7,831
UnitedHealth Group, Inc.	1,057	124,345
WellCare Health Plans, Inc. (a)	1,024	80,087

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value

Health Care — (Continued)
Zoetis, Inc.	691	$33,113
		2,498,801
Industrials — (11.2%)
3M Co.	346	52,121
ADT Corp. (The) (b)	161	5,310
AGCO Corp. (b)	842	38,218
Alaska Air Group, Inc.	784	63,120
American Airlines Group, Inc.	2,412	102,148
Boeing Co. (The)	251	36,292
Caterpillar, Inc.	722	49,067
Chicago Bridge & Iron Co. NV (b)	1,053	41,056
CSX Corp.	1,437	37,290
Cummins, Inc.	400	35,204
Deere & Co. (b)	487	37,143
Delta Air Lines, Inc.	2,442	123,785
Eaton Corp. PLC	766	39,863
Emerson Electric Co.	1,380	66,005
FedEx Corp.	415	61,831
Fluor Corp.	443	20,918
General Dynamics Corp.	660	90,658
Honeywell International, Inc.	85	8,803
Huntington Ingalls Industries, Inc.	363	46,047
Illinois Tool Works, Inc.	385	35,682
Ingersoll-Rand PLC	240	13,270
Jacobs Engineering Group, Inc. (a)	287	12,040
JetBlue Airways Corp. (a)	4,996	113,159
Lockheed Martin Corp.	289	62,756
ManpowerGroup, Inc.	850	71,647
Masco Corp.	1,190	33,677
Norfolk Southern Corp.	146	12,350
Northrop Grumman Corp.	559	105,545
PACCAR, Inc.	748	35,455
Quanta Services, Inc. (a)	217	4,394
Raytheon Co.	533	66,374
Robert Half International, Inc.	534	25,173
RR Donnelley & Sons Co. (b)	5,036	74,130
Ryder System, Inc.	314	17,845
Southwest Airlines Co.	2,379	102,440
Spirit AeroSystems Holdings, Inc. (a)	1,284	64,290
Stanley Black & Decker, Inc.	559	59,662
Tyco International PLC	57	1,818
Union Pacific Corp.	320	25,024
United Continental Holdings, Inc. (a)	2,523	144,568
United Parcel Service, Inc.	309	29,735
United Technologies Corp.	270	25,939
Waste Management, Inc.	253	13,503
WW Grainger, Inc. (b)	93	18,841
		2,124,196
Information Technology — (17.4%)
Accenture PLC	1,147	119,862

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value

Information Technology — (Continued)
Activision Blizzard, Inc.	725	$28,065
Amphenol Corp.	161	8,409
Analog Devices, Inc.	876	48,460
Apple, Inc.	1,095	115,260
Applied Materials, Inc.	1,878	35,062
ARRIS Group, Inc. (a)	323	9,874
Arrow Electronics, Inc. (a)	867	46,974
Aspen Technology, Inc. (a)	275	10,384
Automatic Data Processing, Inc.	383	32,448
Avago Technologies Ltd.	549	79,687
Avnet, Inc.	1,630	69,829
Booz Allen Hamilton Holding Corp.	644	19,867
Broadcom Corp.	1,215	70,251
Broadridge Financial Solutions, Inc.	186	9,994
Brocade Communications Systems, Inc.	6,051	55,548
CA, Inc.	76	2,171
CDW Corp.	269	11,309
Cisco Systems, Inc.	4,098	111,281
Cognizant Technology Solutions Corp. (a)	119	7,142
Computer Sciences Corp.	665	21,732
Corning, Inc.	4,398	80,395
CSRA, Inc.	665	19,950
DST Systems, Inc.	395	45,054
eBay, Inc. (a)	4,961	136,328
Electronic Arts, Inc. (a)	1,591	109,334
EMC Corp.	2,471	63,455
Fiserv, Inc. (a)	12	1,098
Flextronics International Ltd. (a)	10,989	123,187
Google, Inc. (a)	96	74,689
Harris Corp.	287	24,940
Hewlett Packard Enterprise Co.	4,929	74,921
HP, Inc.	5,121	60,633
IAC/InterActiveCorp	405	24,320
Ingram Micro, Inc.	2,440	74,127
Intel Corp.	4,327	149,065
International Business Machines Corp.	649	89,315
Intuit, Inc.	685	66,103
Jabil Circuit, Inc.	5,460	127,163
Keysight Technologies, Inc. (a)	298	8,442
King Digital Entertainment PLC	10,738	191,995
Lam Research Corp.	109	8,657
MAXIMUS, Inc.	76	4,275
Micron Technology, Inc. (a)	5,260	74,482
Microsoft Corp.	2,114	117,285
NetApp, Inc.	880	23,346
NVIDIA Corp.	1,556	51,286
NXP Semiconductors NV (a)	869	73,213
Oracle Corp.	1,082	39,526
Paychex, Inc.	499	26,392
QUALCOMM, Inc.	443	22,143
Rackspace Hosting, Inc. (a)	127	3,216
Seagate Technology PLC	1,259	46,155
Skyworks Solutions, Inc.	902	69,301

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

	Shares	Value

Information Technology — (Continued)
Symantec Corp.	1,511	$31,731
TE Connectivity Ltd.	650	41,997
Teradyne, Inc.	434	8,971
Texas Instruments, Inc.	1,364	74,761
Western Digital Corp.	1,244	74,702
Western Union Co. (The) (b)	2,340	41,909
		3,291,471
Materials — (3.4%)
Air Products & Chemicals, Inc.	15	1,952
Avery Dennison Corp.	687	43,048
Celanese Corp.	408	27,471
Dow Chemical Co. (The)	1,959	100,849
EI du Pont de Nemours & Co.	564	37,562
International Paper Co.	1,489	56,135
LyondellBasell Industries NV	2,029	176,320
PPG Industries, Inc.	304	30,041
Reliance Steel & Aluminum Co.	749	43,375
Sherwin-Williams Co. (The)	244	63,342
Steel Dynamics, Inc.	1,003	17,924
Westlake Chemical Corp.	244	13,254
WestRock Co.	757	34,534
		645,807
Telecommunication Services — (1.3%)
AT&T, Inc.	3,324	114,379
CenturyLink, Inc.	141	3,547
T-Mobile US, Inc. (a)	1,301	50,895
Verizon Communications, Inc.	1,736	80,238
		249,059
Utilities — (2.3%)
American Electric Power Co., Inc.	612	35,661
Consolidated Edison, Inc.	815	52,380
Edison International	734	43,460
Exelon Corp.	2,091	58,067
NextEra Energy, Inc.	106	11,012
NiSource, Inc.	1,865	36,386
PG&E Corp.	349	18,563
PPL Corp.	1,026	35,018
Public Service Enterprise Group, Inc.	1,908	73,821
Southern Co. (The)	382	17,874
UGI Corp.	714	24,105
Xcel Energy, Inc.	943	33,863
		440,210
TOTAL COMMON STOCKS		18,909,937

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.8%) (Cost $19,468,971)		18,909,937
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (3.2%) (Cost $598,947)
State Street Navigator Securities Lending Prime Portfolio, 0.31%	598,947	598,947

TOTAL INVESTMENTS — (103.0%) (Cost $20,067,918)		19,508,884
OTHER ASSETS & LIABILITIES — (-3.0%)		(568,551)
NET ASSETS — (100.0%)		$18,940,333

(a) Non-income producing security.
(b) Represents entire or partial securities on loan. See Note 7 for securities lending information.
PLC = Public Limited Company

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

continued

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Equity Securities	$598,947	$598,947
Total Borrowings	$598,947	$598,947
Gross amount of recognized liabilities for securities lending transactions		$598,947

1 Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Schedules of Investments.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2015

(Unaudited)

1. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Lattice Strategies Trust (the "Trust") consisting of multiple investment series (each a "Fund" and, collectively, "Funds") values securities and other investment as follows: For each Fund's shares ("Shares"), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Lattice Strategies LLC ("Lattice" or the "Adviser") may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s Board has delegated to the Adviser the responsibility to determine a security's fair value. In determining such value the Adviser's Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

(Unaudited)

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds' assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

(Unaudited)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of December 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,650,896	$—	$—	$2,650,896
Austria	402,107	—	—	402,107
Belgium	652,639	—	—	652,639
Bermuda	150,193	—	—	150,193
Britain	3,433,208	—	—	3,433,208
Canada	2,950,143	—	—	2,950,143
China	98,585	—	—	98,585
Denmark	273,859	—	—	273,859
Finland	214,049	—	—	214,049
France	1,784,927	—	—	1,784,927
Germany	1,400,422	—	—	1,400,422
Hong Kong	1,535,323	—	—	1,535,323
Ireland	508,805	—	—	508,805
Israel	801,196	—	—	801,196
Italy	409,278	—	—	409,278
Japan	5,534,668	—	—	5,534,668
Jersey	209,385	—	—	209,385
Luxembourg	75,712	—	—	75,712
Netherlands	702,726	—	—	702,726
New Zealand	681,838	—	—	681,838
Norway	462,163	—	—	462,163
Portugal	90,471	—	—	90,471
Singapore	800,316	—	—	800,316
Spain	366,380	—	—	366,380
Sweden	441,679	—	—	441,679
Switzerland	1,676,440	—	—	1,676,440
United States	19,260	—	—	19,260
Limited Partnerships
Israel	20,220	—	—	20,220
Mutual Funds
Switzerland	14,598	—	—	14,598
Investments of Cash Collateral for Securities Loaned	2,985,138	—	—	2,985,138
TOTAL	$31,346,624	$—	$—	$31,346,624

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

Summary of Lattice Emerging Markets Strategy ETF investments as of December 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$739,616	$—	$—	$739,616
Chile	1,113,035	—	—	1,113,035
China	1,464,789	—	—	1,464,789
Colombia	879,267	—	—	879,267
India	1,205,213	—	—	1,205,213
Indonesia	1,217,858	—	—	1,217,858
Malaysia	1,619,454	—	—	1,619,454
Mexico	1,075,537	—	—	1,075,537
Philippines	1,443,573	—	—	1,443,573
Poland	1,222,799	—	—	1,222,799
Russia	829,904	—	—	829,904
South Africa	982,501	—	—	982,501
South Korea	1,679,663	—	—	1,679,663
Spain	48,877	—	—	48,877
Taiwan	1,777,973	—	—	1,777,973
Thailand	1,201,278	—	—	1,201,278
Turkey	732,991	—	—	732,991
Rights
Brazil	1,606	—	—	1,606
South Korea	466	—	—	466
Investments of Cash Collateral for Securities Loaned	407,883	—	—	407,883
TOTAL	$19,644,283	$—	$—	$19,644,283

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

Summary of Lattice Global Small Cap Strategy ETF investments as of December 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$277,433	$—	$—	$277,433
Belgium	17,207	—	—	17,207
Bermuda	94,046	—	—	94,046
Brazil	129,784	—	—	129,784
Britain	262,474	—	—	262,474
Canada	311,744	—	—	311,744
China	444,036	—	—	444,036
Denmark	29,789	—	—	29,789
Faroe Islands	17,332	—	—	17,332
France	43,807	—	—	43,807
Germany	6,527	—	—	6,527
Hong Kong	266,544	—	—	266,544
Ireland	28,435	—	—	28,435
Israel	15,894	—	—	15,894
Italy	40,122	—	—	40,122
Japan	874,801	—	—	874,801
Netherlands	93,201	—	—	93,201
New Zealand	88,488	—	—	88,488
Norway	18,085	—	—	18,085
Puerto Rico	40,647	—	—	40,647
Singapore	66,284	—	—	66,284
South Africa	192,667	—	—	192,667
South Korea	431,504	—	—	431,504
Spain	10,458	—	—	10,458
Sweden	99,749	—	—	99,749
Switzerland	100,361	—	—	100,361
Taiwan	288,809	—	—	288,809
United States	2,580,174	—	—	2,580,174
Mutual Funds
Switzerland	20,380	—	—	20,380
Investments of Cash Collateral for Securities Loaned	820,448	—	—	820,448
TOTAL	$7,711,230	$—	$—	$7,711,230

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

Summary of Lattice US Equity Strategy ETF investments as of December 31, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,664,206	$—	$—	$2,664,206
Consumer Staples	2,007,974	—	—	2,007,974
Energy	1,251,836	—	—	1,251,836
Financials	3,736,377	—	—	3,736,377
Health Care	2,498,801	—	—	2,498,801
Industrials	2,124,196	—	—	2,124,196
Information Technology	3,291,471	—	—	3,291,471
Materials	645,807	—	—	645,807
Telecommunication Services	249,059	—	—	249,059
Utilities	440,210	—	—	440,210
Investments of Cash Collateral for Securities Loaned	598,947	—	—	598,947
TOTAL	$19,508,884	$—	$—	$19,508,884

LATTICE STRATEGIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015

(Unaudited)

2. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The fees that each Fund pays to State Street are not reflected in the Fund's fees but instead are calculated in the NAV of each Fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

3. Federal Income Taxes

At December 31, 2015, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized
Fund	Appreciation	(Depreciation)	(Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$1,810,233	$(1,672,474)	$137,759
Lattice Emerging Markets Strategy ETF	312,958	(2,487,000)	(2,174,042)
Lattice Global Small Cap Strategy ETF	535,055	(650,815)	(115,760)
Lattice US Equity Strategy ETF	811,713	(1,370,747)	(559,034)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	February 24, 2016

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer
(principal financial officer)

Date:	February 24, 2016